CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares	Aug. 23, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues from related party		0	0	768
Statement
Number of class A ordinary shares each ADS represents (in shares)					18	18	18	18
Other comprehensive loss, tax	$ 0	0	0	0